ALLIANCEBERNSTEIN GROWTH AND INCOME FUND

Supplement dated February 4, 2014 to the Prospectuses and Summary Prospectuses (the "Prospectuses") dated March 1, 2013 and October 15, 2013 of AllianceBernstein Growth and Income Fund (the "Fund").

Effective February 4, 2014, a fee waiver and/or expense reimbursement will be implemented for the Fund. Under the new arrangement, the Adviser has contractually agreed to waive its fees and bear certain expenses so that total operating expenses of the Fund do not exceed .95% for Class A shares, 1.65% for Class B shares, 1.65% for Class C shares, .65% for Advisor Class shares, 1.15% for Class R shares, .90% for Class K shares, .65% for Class I shares and .65% for Class Z shares (excluding expenses associated with acquired fund fees and expenses other than the advisory fees of any AllianceBernstein Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis.

The following information replaces certain information in the Prospectus under the heading "Fees and Expenses of the Fund." Actual expenses may be higher or lower than those shown.

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class B Shares (not currently offered to new investors)		Class C Shares		Advisor Class Shares	Class R, K, I and Z Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None		None		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None	4.00	%(a)	1.00	%(b)	None	None
Exchange Fee	None	None		None		None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Advisor Class	Class R	Class K	Class I	Class Z
Management Fees	.55%	.55%	.55%	.55%	.55%	.55%	.55%	.55%
Distribution and/or Service (12b-1) Fees	.28%	1.00%	1.00%	None	.50%	.25%	None	None
Other Expenses:
Transfer Agent	.22%	.31%	.24%	.22%	.26%	.20%	.12%	.02%
Other Expenses	.06%	.05%	.05%	.05%	.05%	.05%	.05%	.05%

Total Other Expenses	.28%	.36%	.29%	.27%	.31%	.25%	.17%	.07%

Total Annual Fund Operating Expenses	1.11%	1.91%	1.84%	.82%	1.36%	1.05%	.72%	.62%

Fee Waiver and/or Expense Reimbursement(c)	(.16)%	(.26)%	(.19)%	(.17)%	(.21)%	(.15)%	(.07)%	—

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	.95%	1.65%	1.65%	.65%	1.15%	.90%	.65%	.62%

(a)	Class B shares automatically convert to Class A shares after eight years. The contingent deferred sales charge, or CDSC, decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
(b)	For Class C shares, the CDSC is 0% after the first year.
(c)	The Adviser has contractually agreed to waive its management fees and/or to bear expenses of the Fund through March 1, 2015 to the extent necessary to prevent total Fund operating expenses (excluding expenses associated with acquired fund fees and expenses other than the advisory fees of any AllianceBernstein Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding .95%, 1.65%, 1.65%, .65%, 1.15%, .90%, .65% and .65% of average daily net assets, respectively, for Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares ("expense limitations").

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the fee waiver remains in effect as agreed upon and that the Fund's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B	Class C	Advisor Class	Class R	Class K	Class I	Class Z
After 1 Year	$518	$568	$268	$66	$117	$92	$66	$63
After 3 Years	$715	$720	$520	$208	$365	$287	$208	$199
After 5 Years	$928	$897	$897	$362	$633	$498	$362	$346
After 10 Years	$1,542	$1,768	$1,955	$810	$1,398	$1,108	$810	$774

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:

	Class B	Class C
After 1 Year	$168	$168
After 3 Years	$520	$520
After 5 Years	$897	$897
After 10 Years	$1,768	$1,955

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